STATEMENT OF OPERATIONS	1 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Income Statement [Abstract]
General and administrative	$ 659
Loss from operations	(659)
Net income (loss)	$ (659)
Weighted-Average Shares Outstanding, Basic | shares	100
Weighted-Average Shares Outstanding, Diluted | shares	100
Net Loss Per Share, Basic | $ / shares	$ (6.59)
Net Loss Per Share, Diluted | $ / shares	$ (6.59)